Restricted cash, time deposit and investment (Tables)	12 Months Ended
Dec. 31, 2020
Restricted cash, time deposit and investment
Schedule of restricted cash, time deposit and investment

	As of
	December 31,
	2019	2020
	RMB	RMB
Current:
Restricted cash	56,265	141,952
Restricted time deposits	193,505	239,873
Restricted wealth management products	—	9,600
Total	249,770	391,425

Non-current:
Restricted cash	82,207	7,254
Restricted time deposits	4,000	27,327
Restricted wealth management products	38,200	—
Total	124,407	34,581